Equity-Accounted Joint Ventures - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Cash and restricted cash – current	$ 257,943	$ 253,291	$ 222,864	$ 339,435
Other assets – current	237	238
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,220,355	1,335,397
Net investments in direct financing and sales-type leases – non-current	500,101	544,823
Other assets – non-current	22,382	14,738
Other liabilities – non-current	56,063	49,182
Voyage revenues	591,103	601,256	510,762
Income from vessel operations	226,093	299,253	147,809
Bahrain LNG Joint Venture	(33,334)	(13,361)	3,278
Net income	$ 97,312	164,604	26,875
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	$ 400,816	375,800
Other assets – current	180,673	146,637
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,912,776	3,045,393
Net investments in direct financing and sales-type leases – non-current	5,237,791	4,469,861
Other assets – non-current	216,331	169,925
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	582,767	557,685
Other liabilities – current	232,466	188,665
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	4,853,791	5,130,656
Other liabilities – non-current	350,057	224,903
Voyage revenues	1,008,112	766,618	612,471
Income from vessel operations	584,685	400,326	289,477
Bahrain LNG Joint Venture	(26,197)	(21,159)	8,694
Net income	152,144	130,314	142,252
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Bahrain LNG Joint Venture	$ (68,563)	$ (19,756)	$ 131